Consolidated Balance Sheets - USD ($)		Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS:
Cash		$ 2,453,728	$ 1,109,834
Restricted cash		3,031,232	5,303,533
Short-term investments
Notes receivable		3,071
Accounts receivable		28,297,491	76,690,246
Inventories, net		339,286	833,858
Advances to suppliers		4,022,696	1,608,941
Prepaid expenses and other current assets		984,563	1,341,201
TOTAL CURRENT ASSETS		39,132,067	86,887,613
Property and equipment, net		123,295	126,032
Right-of-use assets, net		379,101	862,852
Intangible assets, net		204,033	288,436
Other non-current assets		1,448	10,600
Deferred tax assets		135,098	305
TOTAL NON-CURRENT ASSETS		842,975	1,288,225
TOTAL ASSETS		39,975,042	88,175,838
CURRENT LIABILITIES:
Short-term bank loans, net		10,211,264	14,022,523
Notes payable		1,543,465
Accounts payable		5,263,945	51,127,328
Contract liabilities		3,037,609	1,671,353
Due to related parties		474,544	1,508,766
Taxes payable		3,251,484	2,932,137
Lease liabilities		408,001	524,698
Accrued expenses and other current liabilities		404,016	469,781
TOTAL CURRENT LIABILITIES		24,594,328	72,256,586
Lease liabilities			375,056
TOTAL NON-CURRENT LIABILITY			375,056
TOTAL LIABILITIES		24,594,328	72,631,642
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]
Additional paid-in capital		19,956,956	18,795,548
Statutory reserve		624,097	624,097
Accumulated deficit		(7,606,597)	(5,334,300)
Accumulated other comprehensive income/(loss)		646,041	(193,368)
TOTAL SHAREHOLDERS’ EQUITY		15,380,714	15,544,196
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		39,975,042	88,175,838
Related Party
CURRENT LIABILITIES:
Due to related parties		474,544	1,508,766
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value		1,147,497	1,039,499
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value		$ 612,720	$ 612,720

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.